Share Capital and Reserves (Schedule of Share Capital) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Authorised and in issue at January, 1	52,766	53,887
Share repurchased and cancelled	(381)	(1,128)
Issued for share plan	11	7
Authorised and in issue at December, 31	52,396	52,766